Cost of Sales (Details) - Schedule of Cost of Sales - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Cost of Sales [Abstract]
Cost of sales	€ 348,153		€ 568,674
Total	€ 348,153		€ 568,674